INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended									0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 05, 2012	Dec. 31, 2012	Dec. 31, 2012 2011-2012 [Member]	Dec. 31, 2012 2013-2014 [Member]	Dec. 31, 2012 2015 and thereafter [Member]	Dec. 31, 2012 Commencement of Production [Member]	Dec. 31, 2012 Approval Date [Member]	Dec. 31, 2012 Development Area A [Member] 2011-2012 [Member]	Dec. 31, 2012 Development Area A [Member] 2013-2014 [Member]	Dec. 31, 2012 Development Area A [Member] 2015 and thereafter [Member]	Nov. 05, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Nov. 05, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member]
Income Tax [Line Items]
Tax exempt period, in years		2
Tax reduction period, in years		5				7	12
Statutory tax rate changes		25.00%										10.00%		25.00%
Tax benefit period, in years						12	14					3
U.S. federal statutory tax rate	25.00%		15.00%	12.50%	12.00%			10.00%	7.00%	6.00%	6.00%		17.50%
Income tax withheld, percentage		15.00%
Net operating loss carryforwards		$ 14,477
Accumulated other comprehensive loss		$ 85,983